Long-term interest bearing debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt facilities
As of December 31, 2015 and December 31, 2014, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Credit facilities:
US$2,000 facility	1,200.0	1,366.7
US $475 facility	354.0	451.3
Total credit facilities	1,554.0	1,818.0

Bonds:
NOK 1,500 bond	170.6	201.4
US$600 bond	600.0	600.0
Total bonds	770.6	801.4

Related Party Loans
Loan provided by related party	125.0	110.7
Total interest bearing debt	2,449.6	2,730.1

Less: current portion	(218.1)	(218.1)
Less: Related party share of long term debt	(321.0)	(308.4)
Long-term portion of interest bearing debt	1,910.5	2,203.6

Outstanding debt as at December 31, 2015
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	218.1	(7.7)	210.4
Long-term portion of debt	1,910.5	(7.0)	1,903.5
Total external debt	2,128.6	(14.7)	2,113.9

Outstanding debt as at December 31, 2014
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	218.1	(7.9)	210.2
Long-term portion of debt	2,203.6	(15.4)	2,188.2
Total external debt	2,421.7	(23.3)	2,398.4

Maturities of outstanding debt
The outstanding debt as of December 31, 2015 is repayable as follows:

(In millions of U.S. dollars)	Year ending December 31,
Year ended December 31, 2016	218.1
Year ended December 31, 2017	1,080.8
Year ended December 31, 2018	218.4
Year ended December 31, 2019	807.3
Year ended December 31, 2020	—
Year ended December 31, 2021 and thereafter	125.0
Total debt	2,449.6